Intangible Assets, Net (Details) - Schedule of Amortization of Intangible Asset - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Amortization of Intangible Asset [Abstract]
Remaining in fiscal year 2023	$ 413,973
2024	620,960
2025	620,960
2026	620,960
2027	620,960
2028 and thereafter	150,910
Total	$ 3,048,723